Contract Assets and Liabilities - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 96,758	$ 276,518
Net provision for allowance for credit losses	20,808	60,732
Recoveries	(55,191)	(241,807)
Exchange difference	(595)	1,315
Balance at end of the year	$ 61,780	$ 96,758